WBK STRYPES TRUST


                               FINANCIAL REPORT


                                 JUNE 30, 1999

                                  (Unaudited)

                                   CONTENTS


------------------------------------------------------------------------------
FINANCIAL STATEMENTS

   Statement of assets and liabilities                                       1

   Schedule of investments                                                   2

   Statement of operations                                                   3

   Statements of changes in net assets                                       4

   Notes to financial statements                                           5-7

   Financial highlights                                                      8

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


WBK STRYPES TRUST

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999
(Unaudited)

---------------------------------------------------------------------------------------------------------------
   ASSETS
   Investments, at value (amortized cost $854,377,302) (Notes 2, 4, and 8)               $       1,063,202,879
   Cash                                                                                                519,050
    Deferred organizational costs, net of
       accumulated amortization of $7,794 (Note 2)                                                       6,206
                                                                                         ----------------------
              Total Assets                                                                $      1,063,728,135

   LIABILITIES
    Accounts payable and accrued expenses                                                              318,190
                                                                                         ----------------------

              Net Assets                                                                 $       1,063,409,945
                                                                                         ======================


   COMPOSITION OF NET ASSETS
   Structured Yield Product Exchangeable for StockSM ("STRYPES"),
      no par value; 32,840,000 shares issued and outstanding (Note 9)                    $         840,771,781
   Net unrealized appreciation of investments                                                      208,825,577
   Undistributed net investment income                                                              13,812,587
                                                                                         ----------------------
              Net Assets                                                                 $       1,063,409,945
                                                                                         ======================

              Net Asset Value per STRYPES                                                $               32.38
                                                                                         ======================





See Notes to Financial Statements.



WBK STRYPES TRUST

SCHEDULE OF INVESTMENTS
June 30, 1999
(Unaudited)


                                                          Par         Maturity         Market            Amortized
Securities Description                                   Value          Date           Value               Cost
----------------------------------------------------------------------------------------------------------------------


UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips                     $     25,737,000    08/15/99  $     25,588,755         $     25,551,687
United States Treasury Strips                           25,737,000    11/15/99        25,279,653               25,183,067
United States Treasury Strips                           25,737,000    02/15/00        24,953,986             24,817,871
United States Treasury Strips                           25,737,000    05/15/00        24,622,321             24,469,576
United States Treasury Strips                           25,737,000    08/15/00        24,256,194               24,107,532
United States Treasury Strips                           25,737,000    11/15/00        23,915,850               23,751,282
                                                  ----------------              -----------------------------------------

                                                  $    154,422,000                   148,616,759              147,881,015
                                                  ================

FORWARD PURCHASE CONTRACT:

Westpac Banking Corporation  Ordinary
      Shares Forward Purchase Agreement                               11/15/00         914,586,120           706,496,287
                                                                                ----------------------------------------

              Total                                                             $    1,063,202,879       $   854,377,302
                                                                                ========================================




See Notes to Financial Statements.



WBK STRYPES TRUST

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1999
(Unaudited)



--------------------------------------------------------------------------------------------------------------------


ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                          $     4,892,870

EXPENSES:
   Administrative fees and expenses                                         $   18,307
   Legal fees                                                                   13,531
   Accounting fees                                                              14,168
   Mailing expense                                                               7,164
   Trustees fees (Note 5)                                                        5,731
   Other expenses                                                               10,324
    Amortization of deferred organizational costs                                2,229
                                                                             ---------

              Total fees and expenses                                                                  71,454
                                                                                               --------------

              Net Investment Income                                                                 4,821,416

              Net increase in unrealized appreciation
                 of investments                                                                    73,222,742
                                                                                               --------------

              Net increase in net assets resulting from operations                             $   78,044,158
                                                                                               =====================




See Notes to Financial Statements.



WBK STRYPES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1999 and the Year Ended December 31, 1998
(Unaudited)


                                                                                Six Months          Year Ended
                                                                                   Ended           December 31,
                                                                               June 30, 1999            1998
-------------------------------------------------------------------------------------------------------------------

OPERATIONS
   Net investment income                                                   $         4,821,416  $        13,514,431
   Unrealized appreciation of investments                                           73,222,742           25,845,378
                                                                           ----------------------------------------
              Net  increase in net assets from  operations                          78,044,158           39,359,809
                                                                           ----------------------------------------
DISTRIBUTIONS
   Net investment income                                                           (4,161,872)          (4,086,310)
   Return of capital                                                              (47,314,828)         (98,867,090)
                                                                           ----------------------------------------
              Net decrease in net assets from distributions                       (51,476,700)        (102,953,400)
                                                                           ----------------------------------------

              Total increase (decrease) in net assets for the
                       period                                                       26,567,458         (63,593,591)

              Net assets, beginning of period                                    1,036,842,487        1,100,436,078
                                                                           ----------------------------------------

              Net assets, end of period                                    $     1,063,409,945 $      1,036,842,487
                                                                           ========================================


See Notes to Financial Statements.


WBK STRYPES TRUST

STATEMENT OF OPERATIONS
(UNAUDITED)
------------------------------------------------------------------------------

Note 1.     Organization
WBK Strypes Trust ("Trust") was established on March 14, 1996 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In October 1997, the Trust sold Structured Yield Product Exchangeable for StockSM ("STRYPES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for Ordinary Shares ("Reference Property") of Westpac Banking Corporation ("Westpac"), an Australian corporation, with an existing shareholder of Westpac ("Contracting Stockholder"). The Reference Property is deliverable pursuant to the contract on November 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note 2.     Significant  Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

   Valuation of Investments
   ------------------------

     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

   Investment Transactions
   -----------------------

     Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

   Use of Estimates
   ----------------

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Organizational Expenses
   -----------------------

     Organizational expenses of $14,000 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust, in accordance with Statement of Position 98-5.

Note 3.     Distributions
STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $3.135 per annum or $0.78375 per quarter (except for the first distribution on November 15, 1997 which was $0.33963).

Note 4.     Purchases and Sales of Investments
Maturities of U.S. Treasury Strips for the six months ended June 30, 1999 and the year ended December 31, 1998 totaled $51,474,000 and $102,948,000, respectively. There were no sales of investments during either period. Purchases of the forward purchase contract and the U.S. Treasury strips during the period ended December 31, 1997 totaled $706,496,287 and $291,080,565, respectively.

Note 5.     Trustees Fees
Each of the three Trustees were paid a one-time, up front fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 is being expensed over the life of the Trust. As of June 30, 1999, the Trust had expensed $20,042 of such fees.

Note 6.     Income  Taxes
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1999, net unrealized appreciation of investments, based on amortized cost for Federal income tax purposes, aggregated $208,825,577, consisting of gross unrealized appreciation of $208,825,577 and gross unrealized depreciation of $0. The amortized cost of investment securities for Federal income tax purposes was $854,377,302 at June 30, 1999.

Note 7.     Expenses
The estimated expenses to be incurred by the Trust in connection with the offering of the STRYPES and its ongoing operations is $1,038,068. All expenses are being paid from proceeds received from the offering of the STRYPES. Of this amount, $603,212 represents offering expenses ($589,212) and organizational expenses ($14,000) incurred by the Trust. The remaining amount of $434,856 represents estimated administrative and other operating expenses. Expenses incurred in excess of this amount will be paid by the Contracting Stockholder. As of June 30, 1999, the Trust had paid $344,702 relating to offering and organizational expenses. In addition, $182,417 had been paid by the Trust for current and prepaid administrative and other operating expenses.

WBK STRYPES TRUST

STATEMENT OF OPERATIONS
(UNAUDITED)
------------------------------------------------------------------------------

Note 8.     Forward Purchase Contract
On October 6, 1997, the Trust entered into a forward purchase contract with an existing shareholder of Westpac (the "Contracting Stockholder") and paid to the Contracting Stockholder $706,496,287, less $1,000,000 being held in escrow, in connection therewith. Pursuant to such contract, the Contracting Stockholder is obligated to deliver to the Trust a specified amount of the Reference Property (initially defined as five Ordinary Shares) on November 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 89.68% and 100% of the Reference Property. See the Trust's original prospectus dated September 30, 1997 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at June 30, 1999 is as follows:


                                       Exchange            Cost of              Contract             Unrealized
                                         Date              Contract              Value              Appreciation
                                     --------------  -------------------  -------------------  --------------------


Westpac Banking Corporation
       Ordinary Shares Forward
       Purchase Agreement               11/15/00     $      706,496,287   $      914,586,120   $       208,089,833
                                                     ===================  ===================  ====================


Note 9.     Capital Share Transactions
On September 24, 1997,  one STRYPES was sold to the  underwriter  of the Trust for $100. As a result of a stock split effected immediately prior to the public offering of the STRYPES, this STRYPES was converted into three STRYPES. During the offering period, the Trust sold 32,839,997 STRYPES to the public and received net proceeds of $998,042,257 ($1,029,533,906 less sales commissions of $30,902,437 and offering costs of $589,212). As of June 30, 1999 there were 32,840,000 STRYPES issued and outstanding with an aggregate cost, net of sales commissions, offering costs and return of capital, of $840,771,781.

WBK STRYPES TRUST

FINANCIAL HIGHLIGHTS
(UNAUDITED)
------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.


                                                                                                    October 6, 1997
                                                                                                     (Commencement
                                                                    Six Months      Year Ended     of Operations) to
                                                                      Ended        December 31,       December 31,
                                                                  June 30, 1999         1998              1997
                                                                 ---------------------------------------------------


Per share operating performance for a
STRYPE outstanding
   throughout the period
Investment income                                                $    0.15        $   0.41         $           0.12
Expenses                                                            (0.00)          (0.00)                   (0.00)
                                                                 --------------------------------------------------
Investment income - net                                               0.15            0.41                     0.12
Adjustments to capital (offering expenses)                            0.00            0.00                   (0.02)
Distributions from income                                           (0.13)          (0.13)                   (0.00)
Return of capital                                                   (1.44)          (3.01)                   (0.34)
Unrealized  gain on investments                                       2.23            0.79                     3.34
                                                                 --------------------------------------------------
Net increase (decrease) in net asset value                            0.81          (1.94)                     3.10

Beginning net asset value                                            31.57           33.51                    30.41
                                                                 --------------------------------------------------
Ending net asset value                                               32.38           31.57           $        33.51
                                                                 ==================================================
Ending market value                                                  32.38           31.56           $        33.50
                                                                 ==================================================

Total investment return based on market value                        7.61%           4.07%                    7.96%

Ratios/Supplemental data:
   Ratio of expenses to average net assets (1)                        .01%            .01%                     .01%
   Ratio of net investment income to average net assets(1)            .91%           1.28%                    1.50%
Net assets, end of period (in thousands)                       $ 1,063,410     $ 1,036,842            $   1,100,436



   (1) Annualized for periods less than one year
